Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 226,745	$ 206,120
Stock-based compensation
Total	$ 226,745	$ 206,120